OTHER LONG TERM ASSETS OTHER LONG TERM ASSETS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) containership	Dec. 31, 2018 USD ($) containership vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2019 vessel	Dec. 31, 2019	Dec. 31, 2019 USD ($)	Jun. 30, 2018 vessel	May 31, 2018 containership
Property, Plant and Equipment [Line Items]
Number of vessels committed to vessel upgrades		4		4	2
Transferred costs		$ 1,640				$ 30,642
Number of container vessels | vessel				4
Number of vessels acquired	7	4					15	4
Time charters		$ 18,000
Long term receivables		11,048				1,880
Impairment of long-term receivables	$ 9,168	$ 1,730	$ 0
Construction in Progress
Property, Plant and Equipment [Line Items]
Number of vessels committed to vessel upgrades | containership	9	4
Transferred costs						9,700
Number of container vessels transferred | containership	5
10,600 TEU Containership
Property, Plant and Equipment [Line Items]
Transferred costs		$ 0				$ 21,500
Number of container vessels | containership	3
Evergreen Marine | Container vessels
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel		4
Time charters		$ 18,000
Amortization of time charters	$ 2,900	$ 1,700	$ 0